Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,708,663	$ 534,095	$ 25,093
Prepaid expenses	239,054	277,890
Total current assets	1,947,717	811,985	25,093
Investments held in Trust Account	450,012,700	450,005,937
Total assets	451,960,417	450,817,922	25,093
Current liabilities:
Accrued professional fees and other expenses	4,161,911	533,908	8,587
Note payable to Sponsor	2,000,000
Derivative liabilities	26,720,000	59,536,667
Total current liabilities	32,881,911	60,070,575	8,587
Deferred underwriting compensation	15,750,000	15,750,000
Total liabilities	48,631,911	75,820,575	8,587
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 45,000,000 shares at a redemption value of $10.00 per share	450,012,700	450,005,937
Shareholders’ (deficit) equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Additional paid-in capital			23,000
Accumulated deficit	(46,685,319)	(75,009,715)	(8,494)
Total shareholders’ (deficit) equity	(46,684,194)	(75,008,590)	16,506
Total liabilities and shareholders’ (deficit) equity	451,960,417	450,817,922	25,093
Class A Ordinary Shares
Shareholders’ (deficit) equity:
Ordinary shares value
Class F Ordinary Shares
Shareholders’ (deficit) equity:
Ordinary shares value	$ 1,125	$ 1,125	$ 2,000